Income Taxes - Effective Income Tax Rate And PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
PRC statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	10.05%	(0.50%)	86.99%
Effect of permanent differences	(18.25%)	(11.31%)	25.70%
Additional tax deduction for qualified research and development expenses	(1.13%)	(6.33%)	(10.84%)
Effect of tax holiday*		(8.51%)	(115.48%)
Difference in tax rate of subsidiaries outside the PRC	(10.66%)	1.60%	(0.06%)
Total	5.01%	(0.05%)	11.43%